Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Accrued Liabilities And Other Liabilities [Abstract]
Accrued expenses	$ 183,777		$ 204,997		$ 163,400
Accrued employee cost	123,076		204,506		179,360
Deferred transition revenue			52,233		50,552
Statutory liabilities	48,371		36,283		36,878
Retirement benefits	21,455		21,074		17,616
Derivative instruments	15,312		10,346		4,777
Advance from customers			25,476		21,969
Contract liabilities	81,515
Earn-out consideration	18,161		14,928		6,885
Other liabilities	9,953		13,093		15,461
Capital lease obligations	1,496		1,546		1,349
Accrued expenses and other current liabilities, net	$ 503,116	[1]	$ 584,482	$ 426,953	$ 498,247

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.